CMFG Life Insurance Company

August 26, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F Street, NE

Washington, D.C. 20549

Re:	CMFG Variable Life Insurance Account, File No. 811-03915
CMFG Variable Annuity Account, File No. 811-08260
Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, each Registrant named above, each a unit investment trust registered as an investment company under the Act, mailed its contract owners the semi-annual report for the management investment companies in which its subaccounts invest, which include the following:

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

MFS® Variable Insurance Trust

MFS® Income Portfolio (f/k/a MFS® Strategic Income Portfolio)

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets VIP Fund

Franklin Income VIP Fund

Franklin Mutual Global Discovery VIP Fund

Ultra Series Fund

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Core Bond Fund

High Income Fund

Diversified Income Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid Cap Fund

International Stock Fund

AIM Variable Insurance Funds(Invesco Variable Insurance Funds)

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. Discovery Mid Cap Growth Fund (f/k/a Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)

Invesco Oppenheimer Global Strategic Income Fund/VA (f/k/a Invesco Oppenheimer Global Strategic Income Fund/VA)

Invesco Oppenheimer International Growth Fund®/VA

Invesco Main Street Small Cap Fund®/VA (f/k/a/ Invesco Oppenheimer Main Street Small Cap Fund®/VA)

Invesco Main Street Fund®/VA (f/k/a Invesco Oppenheimer Main Street Fund®/VA)

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Total Return Portfolio

BlackRock Variable Series Fund, Inc.

BlackRock Global Allocation V.I. Fund

Vanguard® Insurance Fund

Vanguard Variable Insurance Fund Money Market Portfolio

We understand these management investment companies have separately filed these semi-annual reports with the Securities and Exchange Commission.

We have included with this filing the cover, inside pages and back pages that we include with our mailing.

Please contact me at (608) 665-7415 if you have any questions regarding this filing.

Regards,

/s/Jennifer Kraus-Florin

Jennifer Kraus-Florin

Associate General Counsel

Attachments

SEMIANNUAL REPORT

F o r   P e r i o d   E n d e d   J u n e   3 0 ,   2 0 2 1

This booklet contains the semiannual report for the Ultra Series Fund and Vanguard Variable Insurance Fund in which each of the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invests:

Conservative Allocation, Moderate Allocation, Aggressive Allocation, Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap and International Stock Funds, each a series of the Ultra Series Fund.

Vanguard Variable Insurance Fund Money Market Portfolio, a series of the Vanguard® Insurance Fund.

MEMBERS® Variable Annuity

MEMBERS® Variable Annuity II

MEMBERS® Choice Variable Annuity

MEMBERS® Variable Annuity III

MEMBERS® Variable Universal Life

MEMBERS® Variable Universal Life II

Distributed by:

CUNA Brokerage Services, Inc.

Office of Supervisory Jurisdiction

2000 Heritage Way

Waverly, IA 50677

Member FINRA & SIPC

Telephone:

(319)  352-4090

(800)  798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORT

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Special Notes To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way	Presorted Standard U.S. POSTAGE PAID Louisville, KY Permit No. 1051
Waverly, IA 50677

Form 1950-0821

SEMIANNUAL REPORTS

F o r   P e r i o d   E n d e d   J u n e   3 0 ,   2 0 2 1

This booklet contains the CMFG Variable Life Insurance Account’s and CMFG Variable Annuity Account’s unaudited financial statements and the semiannual reports for the following mutual funds in which each of the CMFG Variable Life Insurance Account and CMFG Variable Annuity Account invests:

MFS® Income Portfolio (f/k/a MFS® Strategic Income Portfolio), a series of the MFS® Variable Insurance Trust.

Invesco V.I. Global Strategic Income Fund (f/k/a Invesco Oppenheimer V.I. Global Strategic Fund), a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Templeton Developing Markets VIP Fund, a series of the Franklin Templeton Variable Insurance Products Trust.

T. Rowe Price International Stock Portfolio, a series of the T. Rowe Price International Series, Inc.

MEMBERS® Variable Annuity

MEMBERS® Variable Universal Life

MEMBERS® Variable Universal Life II

UltraVers-ALL LIFESM

Distributed by:

CUNA Brokerage Services, Inc.

Office of Supervisory Jurisdiction

2000 Heritage Way

Waverly, IA 50677

Member FINRA & SIPC

Telephone:

(319) 352-4090

(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORTS

MEMBERS® Variable Universal Life II and MEMBERS® Variable Annuity no longer accept new payments and do not allow transfers of money from other subaccounts to the subaccounts that invest in the mutual funds described in this booklet.

MEMBERS® Variable Universal Life and Ultra Vers-ALL LIFE accepts new premium for the T. Rowe Price International Stock subaccount and also allows transfers of money to the subaccount that invests in that fund.

If you own a MEMBERS® Variable Annuity, MEMBERS® Variable Universal Life, UltraVers-ALL LIFESM or MEMBERS® Variable Universal Life II, you will also receive a booklet that contains the semiannual report for that product as well as a semiannual report for other mutual funds in which the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invest.

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Special Note To view information about your contract online, visit http://eservice.cunamutual.com

Presorted Standard
U.S. POSTAGE
PAID
Louisville, KY
Permit No. 1051
CMFG Life Insurance Company
2000 Heritage Way
Waverly, IA 50677

Form 1925 0821

SEMIANNUAL REPORTS

F o r   P e r i o d   E n d e d   J u n e   3 0 ,   2 0 2 1

This booklet contains the CMFG Variable Life Insurance Account’s unaudited financial statement and the semiannual reports for the following mutual funds in which the CMFG Variable Life Insurance Account invests:

T. Rowe Price International Stock Portfolio, a series of the T. Rowe Price International Series, Inc.

Core Bond, Diversified Income, Large Cap Value, Large Cap Growth and Mid Cap Funds, each a series of the Ultra Series Fund.

Vanguard Variable Insurance Fund Money Market Portfolio, a series of the Vanguard® Insurance Fund.

UltraVers-ALL LIFESM

Distributed by:

CUNA Brokerage Services, Inc.

Office of Supervisory Jurisdiction

2000 Heritage Way

Waverly, IA 50677

Member FINRA & SIPC

Telephone:

(319)  352-4090

(800)  798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORTS

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any policyowner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Special Note To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way	Presorted Standard U.S. POSTAGE PAID Louisville, KY Permit No. 1051
Waverly, IA 50677

Form 10000501 0821